EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFIT PLANS
Total contribution for employee benefits	$ 3,003	$ 4,353	$ 6,832